FINANCIAL INSTRUMENTS Notional Amounts (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract
Derivative [Line Items]
Derivative, Notional Amount	[1]	$ (304)	$ 26

[1]	Presented net of contracts bought and sold.